Concentrations and Risks (Tables)	12 Months Ended
Dec. 31, 2025
Service providers | Server and bandwidth service provider
Concentrations and Risks
Schedule of concentration risk by risk factor

	For the year ended December 31,
	2023	2024	2025
Number of service providers, offering 10% or more of the Group’s server and bandwidth service expenditure	4	4	3
Total% of the Group’s server and bandwidth service expenditure provided by 10% or greater service providers	59.4%	63.1%	59.5%